ALLOWANCE FOR LOAN LOSSES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary of the changes in the allowance for loan losses:
Provisions	$ 80	$ 50	$ 58
One To Four Family First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	49	51	83
Construction First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	22	(6)	(27)
Land Acquisition And Development First Mortgage Loan Receivable Allowance [Member]
Summary of the changes in the allowance for loan losses:
Provisions	10	(5)	(2)
Commercial Real Estate Portfolio Segment [Member]
Summary of the changes in the allowance for loan losses:
Provisions	$ 2	$ 15	$ 4